Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, amortized cost	SFr 0
Due from 1 to 5 years, amortized cost	1,498
Due from 5 to 10 years, amortized cost	0
Debt securities held-to-maturity, amortized cost	1,498
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	18	SFr 10
Due within 1 year, fair value	0
Due from 1 to 5 years, fair value	1,467
Due from 5 to 10 years, fair value	0
Debt securities held-to-maturity, fair value	SFr 1,467
Due within 1 year, average yield (as a percent)	0.00%
Due from 1 to 5 years, average yield (as a percent)	3.67%
Due from 5 to 10 years, average yield (as a percent)	0.00%
Total, average yield (as a percent)	3.67%